SHARE-BASED COMPENSATION (Summary of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 26, 2009
Options outstanding
Number of option	4,878,097	7,356,249	6,962,675
Weighted average contractual period	5 years	5 years	5 years
Weighted average exercise price per option	$ 1.40	$ 1.40	$ 1.40	$ 3.30
Aggregate intrinsic value	$ 17,957	$ 8,984	$ 34,604
Options exercisable
Number of options	2,839,857	2,195,234	1,098,300
Weighted average exercise price per option	$ 1.40	$ 1.40	$ 1.40
Aggregate intrinsic value	$ 2,507	$ 2,106	$ 1,394